Schedule of Investments (unaudited)
December 31, 2022
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.(a)	3,394	$ 563,167
Curtiss-Wright Corp.	1,922	320,955
Hexcel Corp.	4,225	248,641
Mercury Systems, Inc.(a)	2,910	130,193
Woodward, Inc.	3,020	291,762
		1,554,718
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.(a)(b)	5,955	254,219
Airlines — 0.1%
JetBlue Airways Corp.(a)	16,255	105,332
Auto Components — 1.6%
Adient PLC(a)(b)	4,759	165,090
Dana, Inc.	6,404	96,892
Fox Factory Holding Corp.(a)	2,122	193,590
Gentex Corp.	11,774	321,077
Goodyear Tire & Rubber Co.(a)(b)	14,197	144,100
Lear Corp.	2,966	367,843
Visteon Corp.(a)	1,412	184,732
		1,473,324
Automobiles — 0.5%
Harley-Davidson, Inc.	6,677	277,763
Thor Industries, Inc.	2,693	203,295
		481,058
Banks — 7.8%
Associated Banc-Corp	7,604	175,576
Bank of Hawaii Corp.	2,025	157,059
Bank OZK	5,580	223,535
Cadence Bank	7,707	190,055
Cathay General Bancorp	3,764	153,533
Commerce Bancshares, Inc.	5,724	389,633
Cullen/Frost Bankers, Inc.	3,228	431,584
East West Bancorp, Inc.	7,074	466,177
First Financial Bankshares, Inc.	6,552	225,389
First Horizon Corp.	26,932	659,834
FNB Corp.	17,681	230,737
Fulton Financial Corp.	8,481	142,735
Glacier Bancorp, Inc.	5,566	275,072
Hancock Whitney Corp.	4,300	208,077
Home BancShares, Inc.	9,575	218,214
International Bancshares Corp.	2,650	121,264
Old National Bancorp	14,771	265,583
PacWest Bancorp	5,971	137,034
Pinnacle Financial Partners, Inc.	3,845	282,223
Prosperity Bancshares, Inc.	4,591	333,674
Synovus Financial Corp.	7,317	274,753
Texas Capital Bancshares, Inc.(a)	2,504	151,016
UMB Financial Corp.	2,182	182,241
Umpqua Holdings Corp.	10,947	195,404
United Bankshares, Inc.	6,525	264,197
Valley National Bancorp	21,178	239,523
Washington Federal, Inc.	3,316	111,252
Webster Financial Corp.	8,734	413,467
Wintrust Financial Corp.	3,063	258,885
		7,377,726
Beverages — 0.5%
Boston Beer Co., Inc., Class A, NVS(a)	473	155,863
Security	Shares	Value
Beverages (continued)
Celsius Holdings, Inc.(a)	2,028	$ 210,993
Coca-Cola Consolidated, Inc.	231	118,355
		485,211
Biotechnology — 2.2%
Arrowhead Pharmaceuticals, Inc.(a)	5,313	215,495
Exelixis, Inc.(a)	16,189	259,672
Halozyme Therapeutics, Inc.(a)	6,786	386,123
Neurocrine Biosciences, Inc.(a)	4,825	576,298
United Therapeutics Corp.(a)	2,287	635,992
		2,073,580
Building Products — 2.4%
Builders FirstSource, Inc.(a)	7,386	479,204
Carlisle Cos., Inc.	2,596	611,747
Lennox International, Inc.	1,619	387,313
Owens Corning	4,691	400,142
Simpson Manufacturing Co., Inc.(b)	2,138	189,555
Trex Co., Inc.(a)	5,508	233,154
		2,301,115
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	1,895	300,225
Evercore, Inc., Class A	1,793	195,580
Federated Hermes, Inc., Class B	4,242	154,027
Interactive Brokers Group, Inc., Class A	5,163	373,543
Janus Henderson Group PLC	6,702	157,631
Jefferies Financial Group, Inc.	9,195	315,205
SEI Investments Co.	5,149	300,187
Stifel Financial Corp.	5,344	311,929
		2,108,327
Chemicals — 2.5%
Ashland, Inc.	2,500	268,825
Avient Corp.	4,291	144,864
Cabot Corp.	2,824	188,756
Chemours Co.	7,575	231,946
Ingevity Corp.(a)	1,762	124,115
NewMarket Corp.	342	106,400
RPM International, Inc.	6,480	631,476
Scotts Miracle-Gro Co.	2,032	98,735
Sensient Technologies Corp.	2,109	153,788
Valvoline, Inc.	8,884	290,063
Westlake Corp.	1,729	177,292
		2,416,260
Commercial Services & Supplies — 1.6%
Brink’s Co.	2,331	125,198
Clean Harbors, Inc.(a)	2,525	288,153
IAA, Inc.(a)	6,714	268,560
MSA Safety, Inc.	1,850	266,752
Stericycle, Inc.(a)	4,627	230,841
Tetra Tech, Inc.	2,659	386,060
		1,565,564
Communications Equipment — 0.9%
Calix, Inc.(a)	2,875	196,736
Ciena Corp.(a)	7,435	379,036
Lumentum Holdings, Inc.(a)	3,447	179,830
Viasat, Inc.(a)	3,835	121,378
		876,980
Construction & Engineering — 2.1%
AECOM	7,009	595,274
Dycom Industries, Inc.(a)	1,480	138,528
EMCOR Group, Inc.	2,391	354,131

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
MasTec, Inc.(a)	2,959	$ 252,492
MDU Resources Group, Inc.	10,206	309,650
Valmont Industries, Inc.	1,070	353,817
		2,003,892
Construction Materials — 0.3%
Eagle Materials, Inc.	1,850	245,772
Consumer Finance — 0.3%
Navient Corp.	5,309	87,333
SLM Corp.	12,633	209,708
		297,041
Containers & Packaging — 1.0%
AptarGroup, Inc.	3,278	360,515
Greif, Inc., Class A, NVS	1,287	86,306
Silgan Holdings, Inc.	4,198	217,624
Sonoco Products Co.	4,893	297,054
		961,499
Diversified Consumer Services — 1.2%
Graham Holdings Co., Class B	192	116,008
Grand Canyon Education, Inc.(a)	1,540	162,716
H&R Block, Inc.	7,804	284,924
Service Corp. International	7,719	533,692
		1,097,340
Diversified Financial Services — 0.3%
Voya Financial, Inc.	4,877	299,887
Diversified Telecommunication Services — 0.6%
Frontier Communications Parent, Inc.(a)(b)	11,190	285,121
Iridium Communications, Inc.(a)	6,307	324,180
		609,301
Electric Utilities — 0.2%
Hawaiian Electric Industries, Inc.	5,495	229,966
Electrical Equipment — 2.3%
Acuity Brands, Inc.	1,614	267,294
EnerSys	2,049	151,298
Hubbell, Inc.	2,695	632,462
nVent Electric PLC	8,361	321,648
Regal Rexnord Corp.	3,320	398,334
SunPower Corp.(a)	4,291	77,367
Sunrun, Inc.(a)	10,695	256,894
Vicor Corp.(a)	1,119	60,146
		2,165,443
Electronic Equipment, Instruments & Components — 3.4%
Arrow Electronics, Inc.(a)	3,093	323,435
Avnet, Inc.	4,592	190,935
Belden, Inc.	2,148	154,441
Cognex Corp.	8,680	408,915
Coherent Corp.(a)	6,999	245,665
IPG Photonics Corp.(a)	1,614	152,798
Jabil, Inc.	6,759	460,964
Littelfuse, Inc.	1,245	274,149
National Instruments Corp.	6,587	243,060
Novanta, Inc.(a)	1,800	244,566
TD SYNNEX Corp.	2,123	201,069
Vishay Intertechnology, Inc.	6,561	141,521
Vontier Corp.	7,996	154,563
		3,196,081
Security	Shares	Value
Energy Equipment & Services — 0.7%
ChampionX Corp.	10,007	$ 290,103
NOV, Inc.	19,715	411,846
		701,949
Entertainment — 0.2%
World Wrestling Entertainment, Inc., Class A	2,172	148,825
Equity Real Estate Investment Trusts (REITs) — 7.9%
Apartment Income REIT Corp.	7,526	258,217
Brixmor Property Group, Inc.	15,054	341,274
Corporate Office Properties Trust	5,642	146,354
Cousins Properties, Inc.	7,601	192,229
Douglas Emmett, Inc.	8,823	138,345
EastGroup Properties, Inc.	2,188	323,955
EPR Properties	3,766	142,054
First Industrial Realty Trust, Inc.	6,631	320,012
Healthcare Realty Trust, Inc.	19,101	368,076
Highwoods Properties, Inc.	5,280	147,734
Independence Realty Trust, Inc.	11,235	189,422
JBG SMITH Properties	4,973	94,388
Kilroy Realty Corp.	5,279	204,139
Kite Realty Group Trust	10,998	231,508
Lamar Advertising Co., Class A	4,381	413,566
Life Storage, Inc.	4,267	420,300
Macerich Co.	10,780	121,383
Medical Properties Trust, Inc.	30,013	334,345
National Retail Properties, Inc.	8,971	410,513
National Storage Affiliates Trust	4,241	153,185
Omega Healthcare Investors, Inc.	11,755	328,552
Park Hotels & Resorts, Inc.	11,286	133,062
Pebblebrook Hotel Trust(b)	6,603	88,414
Physicians Realty Trust	11,458	165,797
PotlatchDeltic Corp.	4,054	178,336
Rayonier, Inc.	7,350	242,256
Rexford Industrial Realty, Inc.	9,210	503,234
Sabra Health Care REIT, Inc.	11,593	144,101
SL Green Realty Corp.	3,229	108,882
Spirit Realty Capital, Inc.	7,010	279,909
STORE Capital Corp.	13,337	427,584
		7,551,126
Food & Staples Retailing — 0.8%
BJ’s Wholesale Club Holdings, Inc.(a)	6,779	448,499
Grocery Outlet Holding Corp.(a)(b)	4,444	129,720
Sprouts Farmers Market, Inc.(a)	5,314	172,014
		750,233
Food Products — 1.7%
Darling Ingredients, Inc.(a)(b)	8,045	503,537
Flowers Foods, Inc.	9,643	277,140
Ingredion, Inc.	3,291	322,288
Lancaster Colony Corp.	995	196,313
Pilgrim’s Pride Corp.(a)	2,275	53,986
Post Holdings, Inc.(a)	2,729	246,319
		1,599,583
Gas Utilities — 1.3%
New Jersey Resources Corp.	4,829	239,615
ONE Gas, Inc.	2,718	205,807
Southwest Gas Holdings, Inc.	3,096	191,580
Spire, Inc.	2,634	181,377
UGI Corp.	10,509	389,569
		1,207,948
Health Care Equipment & Supplies — 3.9%
Enovis Corp.(a)	2,391	127,966

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Envista Holdings Corp.(a)	8,183	$ 275,522
Globus Medical, Inc., Class A(a)	3,885	288,539
Haemonetics Corp.(a)	2,540	199,771
ICU Medical, Inc.(a)	1,010	159,055
Inari Medical, Inc.(a)	2,424	154,069
Integra LifeSciences Holdings Corp.(a)	3,647	204,487
Lantheus Holdings, Inc.(a)	3,456	176,118
LivaNova PLC(a)	2,686	149,180
Masimo Corp.(a)	2,428	359,222
Neogen Corp.(a)	10,847	165,200
Omnicell, Inc.(a)	2,242	113,042
Penumbra, Inc.(a)(b)	1,906	424,009
QuidelOrtho Corp.(a)	2,684	229,938
Shockwave Medical, Inc.(a)	1,813	372,771
STAAR Surgical Co.(a)	2,420	117,467
Tandem Diabetes Care, Inc.(a)	3,228	145,099
		3,661,455
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc.(a)	4,567	375,955
Amedisys, Inc.(a)	1,631	136,254
Chemed Corp.	747	381,291
Encompass Health Corp.	5,008	299,529
HealthEquity, Inc.(a)	4,242	261,477
LHC Group, Inc.(a)	1,558	251,913
Option Care Health, Inc.(a)	7,761	233,529
Patterson Cos., Inc.	4,348	121,874
Progyny, Inc.(a)	3,776	117,622
R1 RCM, Inc.(a)	6,921	75,785
Tenet Healthcare Corp.(a)	5,428	264,832
		2,520,061
Hotels, Restaurants & Leisure — 3.0%
Boyd Gaming Corp.	3,982	217,138
Choice Hotels International, Inc.	1,391	156,682
Churchill Downs, Inc.	1,651	349,071
Cracker Barrel Old Country Store, Inc.	1,112	105,351
Light & Wonder, Inc., Class A(a)	4,701	275,479
Marriott Vacations Worldwide Corp.	1,923	258,817
Papa John’s International, Inc.	1,614	132,848
Penn Entertainment, Inc.(a)	7,785	231,215
Texas Roadhouse, Inc.	3,359	305,501
Travel + Leisure Co.	4,079	148,476
Wendy’s Co.	8,553	193,554
Wingstop, Inc.	1,502	206,705
Wyndham Hotels & Resorts, Inc.	4,432	316,046
		2,896,883
Household Durables — 1.5%
Helen of Troy Ltd.(a)	1,205	133,646
KB Home	4,169	132,783
Leggett & Platt, Inc.	6,655	214,491
Taylor Morrison Home Corp., Class A(a)	5,439	165,074
Tempur Sealy International, Inc.	8,582	294,620
Toll Brothers, Inc.	5,290	264,077
TopBuild Corp.(a)	1,605	251,166
		1,455,857
Household Products — 0.1%
Energizer Holdings, Inc.	3,325	111,554
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	2,447	211,617
Insurance — 4.4%
American Financial Group, Inc.	3,383	464,418
Security	Shares	Value
Insurance (continued)
Brighthouse Financial, Inc.(a)	3,494	$ 179,137
CNO Financial Group, Inc.	5,800	132,530
First American Financial Corp.	5,197	272,011
Hanover Insurance Group, Inc.	1,793	242,288
Kemper Corp.	3,232	159,014
Kinsale Capital Group, Inc.	1,084	283,488
Old Republic International Corp.	14,204	343,027
Primerica, Inc.	1,856	263,218
Reinsurance Group of America, Inc.	3,355	476,712
RenaissanceRe Holdings Ltd.	2,193	404,016
RLI Corp.	2,031	266,609
Selective Insurance Group, Inc.	3,031	268,577
Unum Group	9,386	385,108
		4,140,153
Interactive Media & Services — 0.3%
TripAdvisor, Inc.(a)	5,265	94,665
Ziff Davis, Inc.(a)	2,369	187,388
		282,053
IT Services — 2.3%
Concentrix Corp.	2,133	284,030
Euronet Worldwide, Inc.(a)	2,377	224,341
ExlService Holdings, Inc.(a)	1,664	281,932
Genpact Ltd.	8,469	392,284
Kyndryl Holdings, Inc.(a)	10,361	115,214
Maximus, Inc.	3,056	224,097
Western Union Co.	19,428	267,524
WEX, Inc.(a)	2,188	358,066
		2,147,488
Leisure Products — 0.9%
Brunswick Corp.	3,640	262,371
Polaris, Inc.	2,734	276,134
Topgolf Callaway Brands Corp.(a)	6,958	137,421
YETI Holdings, Inc.(a)	4,330	178,872
		854,798
Life Sciences Tools & Services — 1.5%
Azenta, Inc.	3,765	219,198
Bruker Corp.	5,021	343,185
Medpace Holdings, Inc.(a)	1,265	268,699
Repligen Corp.(a)	2,592	438,852
Syneos Health, Inc.(a)	5,165	189,452
		1,459,386
Machinery — 5.1%
AGCO Corp.	3,108	431,049
Chart Industries, Inc.(a)	2,097	241,637
Crane Holdings Co.	2,395	240,578
Donaldson Co., Inc.	6,146	361,815
Esab Corp.	2,594	121,710
Flowserve Corp.	6,560	201,261
Graco, Inc.	8,459	568,952
ITT, Inc.	4,152	336,727
Kennametal, Inc.	4,046	97,347
Lincoln Electric Holdings, Inc.	2,898	418,732
Middleby Corp.(a)	2,705	362,199
Oshkosh Corp.	3,283	289,528
Terex Corp.	3,387	144,693
Timken Co.	3,322	234,766
Toro Co.	5,230	592,036
Watts Water Technologies, Inc., Class A	1,370	200,335
		4,843,365

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Marine — 0.2%
Kirby Corp.(a)	3,007	$ 193,500
Media — 1.2%
Cable One, Inc.	242	172,270
John Wiley & Sons, Inc., Class A	2,160	86,530
New York Times Co., Class A	8,262	268,184
Nexstar Media Group, Inc., Class A	1,893	331,332
TEGNA, Inc.	11,198	237,286
		1,095,602
Metals & Mining — 2.6%
Alcoa Corp.	8,880	403,774
Cleveland-Cliffs, Inc.(a)	25,864	416,669
Commercial Metals Co.	5,890	284,487
Reliance Steel & Aluminum Co.	2,946	596,388
Royal Gold, Inc.	3,295	371,412
United States Steel Corp.	11,759	294,563
Worthington Industries, Inc.	1,526	75,858
		2,443,151
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management, Inc.	23,483	495,022
Multiline Retail — 0.7%
Kohl’s Corp.	5,854	147,814
Macy’s, Inc.	13,602	280,881
Nordstrom, Inc.	5,594	90,287
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,921	136,820
		655,802
Oil, Gas & Consumable Fuels — 1.1%
DT Midstream, Inc.	4,857	268,398
Equitrans Midstream Corp.	21,723	145,544
HF Sinclair Corp.	6,749	350,205
PBF Energy, Inc., Class A	5,737	233,955
		998,102
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	3,598	213,002
Personal Products — 0.3%
BellRing Brands, Inc.(a)	6,798	174,301
Coty, Inc., Class A(a)	18,347	157,050
		331,351
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC(a)	3,159	503,260
Perrigo Co. PLC	6,759	230,415
		733,675
Professional Services — 1.6%
ASGN, Inc.(a)	2,504	204,026
FTI Consulting, Inc.(a)	1,728	274,406
Insperity, Inc.	1,790	203,344
KBR, Inc.	6,887	363,634
ManpowerGroup, Inc.	2,538	211,187
Science Applications International Corp.	2,768	307,054
		1,563,651
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(a)	2,382	379,619
Road & Rail — 1.9%
Avis Budget Group, Inc.(a)	1,250	204,912
Knight-Swift Transportation Holdings, Inc.	8,065	422,687
Landstar System, Inc.	1,803	293,709
RXO, Inc.(a)(b)	5,783	99,468
Ryder System, Inc.	2,521	210,680
Saia, Inc.(a)	1,328	278,455
Security	Shares	Value
Road & Rail (continued)
Werner Enterprises, Inc.	2,950	$ 118,767
XPO, Inc.(a)	5,781	192,449
		1,821,127
Semiconductors & Semiconductor Equipment — 2.7%
Amkor Technology, Inc.	5,041	120,883
Cirrus Logic, Inc.(a)	2,780	207,055
Lattice Semiconductor Corp.(a)	6,880	446,375
MACOM Technology Solutions Holdings, Inc.(a)	2,586	162,866
MKS Instruments, Inc.	2,870	243,175
Power Integrations, Inc.	2,888	207,127
Silicon Laboratories, Inc.(a)	1,679	227,790
SiTime Corp.(a)	820	83,329
Synaptics, Inc.(a)	2,000	190,320
Universal Display Corp.	2,181	235,635
Wolfspeed, Inc.(a)	6,233	430,326
		2,554,881
Software — 3.4%
ACI Worldwide, Inc.(a)	5,698	131,054
Aspen Technology, Inc.(a)	1,461	300,089
Blackbaud, Inc.(a)	2,239	131,788
CommVault Systems, Inc.(a)	2,256	141,767
Dynatrace, Inc.(a)	10,113	387,328
Envestnet, Inc.(a)	1,910	117,847
Fair Isaac Corp.(a)	1,255	751,218
Manhattan Associates, Inc.(a)	3,132	380,225
NCR Corp.(a)	6,950	162,699
Paylocity Holding Corp.(a)	2,070	402,118
Qualys, Inc.(a)	1,735	194,719
Teradata Corp.(a)	5,147	173,248
		3,274,100
Specialty Retail — 2.7%
AutoNation, Inc.(a)	1,718	184,342
Five Below, Inc.(a)(b)	2,786	492,760
Foot Locker, Inc.	3,981	150,442
GameStop Corp., Class A(a)(b)	12,687	234,202
Gap, Inc.	10,588	119,433
Lithia Motors, Inc., Class A	1,373	281,108
Murphy U.S.A., Inc.	1,043	291,560
RH(a)(b)	965	257,838
Victoria’s Secret & Co.(a)	4,077	145,875
Williams-Sonoma, Inc.	3,349	384,867
		2,542,427
Technology Hardware, Storage & Peripherals — 0.1%
Xerox Holdings Corp.	5,622	82,081
Textiles, Apparel & Luxury Goods — 2.5%
Capri Holdings Ltd.(a)	6,463	370,459
Carter’s, Inc.	1,915	142,878
Columbia Sportswear Co.	1,778	155,717
Crocs, Inc.(a)	3,098	335,916
Deckers Outdoor Corp.(a)	1,329	530,484
Hanesbrands, Inc.	17,514	111,389
PVH Corp.	3,273	231,041
Skechers U.S.A., Inc., Class A(a)	6,736	282,575
Under Armour, Inc., Class A(a)	9,484	96,358
Under Armour, Inc., Class C, NVS(a)	9,911	88,406
		2,345,223
Thrifts & Mortgage Finance — 0.7%
Essent Group Ltd.	5,431	211,157

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp.	14,393	$ 187,109
New York Community Bancorp, Inc., Class A	34,217	294,266
		692,532
Trading Companies & Distributors — 1.1%
GATX Corp.	1,766	187,797
MSC Industrial Direct Co., Inc., Class A	2,370	193,629
Univar Solutions, Inc.(a)	8,189	260,410
Watsco, Inc.	1,670	416,498
		1,058,334
Water Utilities — 0.6%
Essential Utilities, Inc.	11,981	571,853
Total Long-Term Investments — 99.7% (Cost: $103,199,063)		94,769,005
Short-Term Securities
Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)(e)	2,934,317	2,935,198
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(d)	110,760	110,760
Total Short-Term Securities — 3.2% (Cost: $3,044,910)		3,045,958
Total Investments — 102.9% (Cost: $106,243,973)		97,814,963
Liabilities in Excess of Other Assets — (2.9)%		(2,763,113)
Net Assets — 100.0%		$ 95,051,850
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 815,271	$ 2,118,837(a)	$ —	$ 153	$ 937	$ 2,935,198	2,934,317	$ 27,958(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	20,760(a)	—	—	—	110,760	110,760	3,181	—
				$ 153	$ 937	$ 3,045,958		$ 31,139	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P Mid-Cap ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	1	03/17/23	$ 244	$ (1,712)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 94,769,005	$ —	$ —	$ 94,769,005
Short-Term Securities
Money Market Funds	3,045,958	—	—	3,045,958
	$ 97,814,963	$ —	$ —	$ 97,814,963
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (1,712)	$ —	$ —	$ (1,712)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s